Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 162,841	¥ 156,333	¥ 162,733
Amount due for purchase of property, plant and equipment	¥ 24,745	¥ 29,562